Interest Expense, Net - Summary of Interest Expense Net (Detail) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Interest expense:
Bank charges and other	[1]	₨ 484,618	$ 7,007	₨ 739,939	₨ 160,740
Interest expense		5,953,638	86,085	5,844,184	2,763,992
Interest income:
Term and fixed deposits		932,035	13,477	508,446	319,823
Gain on sale of investments		148,420	2,146	167,258	72,074
Investments held-to-maturity		141	2	262	259
Interest income		1,080,596	15,625	675,966	392,156
Total		4,873,042	70,460	5,168,218	2,371,836
Series E and Series G Compulsorily Convertible Preferred Shares [Member]
Interest expense:
Series E and G CCPS					73,840
Compulsorily Convertible Debentures [Member]
Interest expense:
Interest expense					90,360
Term Loans [Member]
Interest expense:
Interest expense		₨ 5,469,020	$ 79,078	₨ 5,104,245	₨ 2,439,052

[1]	Bank charges and other includes amortization of debt financing costs for the year ended March 31, 2017, March 31, 2018 and 2019 was INR 114,085, INR 747,520 and INR 266,814 (US$ 3,858), respectively